Note 5 - Loans Receivable and Allowance for Loan Losses (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment (in Dollars)	$ 16,100,000	$ 15,900,000	$ 16,700,000	$ 18,100,000
Impaired Financing Receivable, Recorded Investment (in Dollars)	18,376,000		22,930,000	27,001,000
Financing Receivable, Modifications, Nonaccrual Status, Recorded Investment (in Dollars)	4,600,000		3,200,000	6,200,000
Financing Receivable, Allowance For Credit Losses, Troubled Debt Restructuring (in Dollars)	7,000		73,000	152,000
Financing Receivable, Modifications, Number of Contracts	3	1	2	18
Past Due Interest and Escrow [Member] | Residential Portfolio Segment [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts			1
Interest Only [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				3
Extended Maturity [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				4
Extended Maturity with Higher Rate [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				2
Extended Maturity with Same Rate [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				2
Extended Maturity with Reduced Rate [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				1
Financing Receivable, Modifications, Original Term				20 years
Financing Receivable, Modifications, Extended Term				30 years
Interest Rate Reduced, Five-year Period [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				5
Interest Rate Reduced, One-year Period [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				1
Fixed Rate Mortgage Loan [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	1
Mortgage Loans on Real Estate, Interest Rate	5.50%		5.00%
Fixed Rate Home Equity Loan [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable ,Interest Rate	4.75%		6.25%
New Owner and Principal Step-down [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				1
Capitalized Past Due Amounts and Lower Rate [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts				3
Performing Financing Receivable [Member]
Note 5 - Loans Receivable and Allowance for Loan Losses (Details) [Line Items]
Impaired Financing Receivable, Recorded Investment (in Dollars)	$ 11,500,000	$ 12,600,000	$ 13,400,000	$ 11,800,000